Liability for Sale of Future Revenues (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance Loss Reserves [Abstract]
Amortized discount to interest expense	$ 2,719	$ 132,922	$ 6,851